Description of Organization, Business Operations, and Going Concern	12 Months Ended
Dec. 31, 2025
Description of Organization, Business Operations, and Going Concern [Abstract]
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS, AND GOING CONCERN

NOTE 1 — DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS, AND GOING CONCERN

Integrated Rail & Resources Inc. (formerly known as Uinta Infrastructure Group Corp.) (the “Company”) is a Delaware corporation and prior to the Business Combination (defined below), was a direct, wholly-owned subsidiary of Integrated Rail and Resources Acquisition Corp (“Integrated SPAC”). Integrated SPAC was incorporated in Delaware on March 12, 2021. Integrated SPAC was a blank check company formed for the purpose of entering into a merger, share exchange, asset acquisition, stock purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities. References to “TSII” refer to the private Delaware corporation that is now our wholly owned subsidiary and named Tar Sands Holdings II, LLC.

On December 12, 2025 (the “Closing Date”), the Company consummated a business combination pursuant to an agreement and plan of merger, dated as of August 12, 2024 (as amended by that certain Amendment to and Waiver of Agreement and Plan of Merger, dated November 8, 2024, that certain Second Amendment to Agreement and Plan of Merger, dated December 31, 2024, that certain Waiver to Agreement and Plan of Merger, dated April 30, 2025, that certain Third Amendment to Agreement and Plan of Merger, dated May 14, 2025, that certain Fourth Amendment to Agreement and Plan of Merger, dated July 14, 2025, that certain Fifth Amendment to Agreement and Plan of Merger, dated September 15, 2025, and that certain Sixth Amendment to Agreement and Plan of Merger, dated December 12, 2025, and as may be further amended or modified from time to time), by and among Integrated Rail and Resources Acquisition Corp., a Delaware corporation, Uinta Infrastructure Group Corp., a Delaware corporation, Uinta Lower Holdings, Inc., a Delaware corporation and wholly owned subsidiary of Uinta Infrastructure Group Corp., Uinta Merger Co., a Delaware corporation and wholly owned subsidiary of Uinta Infrastructure Group Corp., Uinta Merger LLC, a Delaware limited liability company and wholly owned subsidiary of Uinta Lower Holdings, Inc., Tar Sands Holdings II, LLC, a Utah limited liability company, and Endeavor Capital Group, LLC, as company member representative. Pursuant to the terms of the agreement, the business combination between Integrated Rail and Resources Acquisition Corp. and Tar Sands Holdings II, LLC was effected through (i) the merger of Uinta Merger Co. with and into Integrated Rail and Resources Acquisition Corp., with Integrated Rail and Resources Acquisition Corp. continuing as the surviving entity and a wholly owned subsidiary of Uinta Infrastructure Group Corp. (the “SPAC Merger”), and (ii) the merger of Uinta Merger LLC with and into Tar Sands Holdings II, LLC, with Tar Sands Holdings II, LLC continuing as the surviving entity and a wholly owned subsidiary of Uinta Lower Holdings, Inc. (the “Company Merger” and, together with the SPAC Merger, the “Mergers”). The transactions contemplated by the agreement, including the Mergers and the related transactions, are collectively referred to herein as the “Business Combination”. Upon consummation of the business combination, Uinta Infrastructure Group Corp., became the public reporting company and was renamed Integrated Rail & Resources Inc., and TSII became a wholly owned subsidiary of Uinta Lower Holdings, Inc. For accounting purposes, the business combination was treated as an asset acquisition in accordance with ASC 805-10-55, as substantially all of the fair value of the gross assets acquired was concentrated in a single identifiable asset or group of similar identifiable assets.

Litigation

On September 6, 2024, Tyr Energy Utah Logistics, LLC (“Tyr Energy”) filed suit in the County Court at Law, Number 1, Nueces County, Texas against the Integrated SPAC, the Sponsor and certain affiliates of the Sponsor, asserting claims for breach of and tortious interference with a non-disclosure and non-circumvention agreement in connection with the public announcement of the proposed Business Combination. Tyr Energy was seeking a temporary restraining order and temporary injunction. The Sponsor and its affiliates disputed specific personal jurisdiction, and all defendants, including the Company, vehemently disputed liability and vigorously defended against Tyr Energy’s claims. On December 17, 2025, Tyr Energy dropped the suit against the Company, the Sponsor and affiliates of the Sponsor.

Crude Oil Supply, Offtake, and Processing Agreement with STUSCO

On May 7, 2025, the Company entered into a Crude Oil Supply, Offtake, and Processing Agreement with Shell Trading (US) Company (“STUSCO”) (the “Offtake Agreement”). Under the agreement, STUSCO will be the exclusive supplier of crude oil to the Company’s Vernal, Utah facility, and the exclusive purchaser of refined products from the facility, for an initial term of seven years following commencement of operations, with automatic two-year renewal periods thereafter unless terminated by STUSCO. The Company is responsible for the restoration and operation of the facility at its own cost and risk, and must meet certain conditions precedent, including completion of construction and regulatory approvals, before the agreement becomes fully effective. The agreement provides for pricing based on published market indices with fixed differentials and includes provisions addressing exclusivity, right of first refusal on facility expansions, most favored nation terms, and customary termination, force majeure, and indemnification clauses.

Liquidity and Going Concern

At December 31, 2025, the Company had $372,165 in cash and $35,499,089 in working capital deficit.

The Company has incurred and expects to continue to incur significant costs in pursuit of financing after its acquisition, there are no assurances that such additional capital will ultimately be available. In connection with the Company’s assessment of going concern considerations in accordance with FASB Accounting Standards Codification (“ASC”) 205-40, “Presentation of Financial Statements — Going Concern”, management has determined that these factors raise substantial doubt about the Company’s ability to continue as a going concern for the next twelve months from the issuance of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Management plans to raise funds through a public offering and will continue its efforts to consummate such a financing.